Intangible Assets - Schedule of Future Amortization Expense of the Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Amortization Expense of the Intangible Assets [Abstract]
2025	$ 3,142
2026	2,932
2027	2,502
2028	1,736
2029	740
Total	$ 11,052	$ 6,028